CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 3,402	$ 2,838
Accounts receivable	29,700	0
Prepaid expenses and other current assets	4,968	0
Total current assets	38,070	2,838
Intangible assets, net	151,771	0
Total Assets	189,841	2,838
Current liabilities
Accounts payable and accrued liabilities	4,167,061	7,838,112
Derivative liabilities	4,685,675	152,945
Royalty payable	150,000	0
Lease liability - operating leases, current	99,477	99,477
SBA loan payable	393,761	421,788
Other current liabilities	96,136	121,136
Legal settlements	2,666,675	2,219,886
Series A preferred stock liability, current	5,160,815	0
Total current liabilities	18,443,143	14,134,595
Series A preferred stock liability, non-current	8,162,644	0
Total liabilities	26,605,787	14,134,595
Commitments and contingencies (Note 17)	0	0
Stockholders’ equity (deficit)
Common stock, $0.01 par value, 500,000,000 shares authorized, 9,762,258 and 5,567,957 shares issued and outstanding as of December 31, 2024, and 2023, respectively	97,623	55,680
Additional paid-in capital	37,341,335	47,856,444
Accumulated deficit	(63,855,351)	(62,046,824)
Total stockholders’ equity (deficit)	(26,415,946)	(14,131,757)
Total liabilities and stockholders’ equity (deficit)	189,841	2,838
Nonrelated Party
Current liabilities
Accrued interest	374,376	348,821
Notes payable, net of discounts	548,137	945,429
Preferred stock dividends payable	0	1,551,833
Related Party
Current liabilities
Accrued interest	22,547	61,792
Notes payable, net of discounts	64,044	300,012
Preferred stock dividends payable	14,439	73,364
Series D Preferred Stock
Stockholders’ equity (deficit)
Preferred stock, Value	250	2,500
Series E Preferred Stock
Stockholders’ equity (deficit)
Preferred stock, Value	0	0
Series F Preferred Stock
Stockholders’ equity (deficit)
Preferred stock, Value	0	201
Series X Preferred Stock
Stockholders’ equity (deficit)
Preferred stock, Value	$ 197	$ 242